OPERATING INCOME (Details 4) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating income and operating expense [Abstract]
Banking services	$ (542,628)	$ (508,462)		$ (473,109)
Call Center and Website	(309,403)	(291,602)		(260,006)
Others	(361,025)	(275,051)		(235,855)
Fees and commission expenses	$ (1,213,056)	$ (1,075,115)	[1]	$ (968,970)	[2]

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.